Persimmon Long/Short Fund

Class A Shares: LSEAX

Class I Shares: LSEIX

a series of Northern Lights Fund Trust III

Supplement dated November 27, 2013
to the Prospectus dated December 17, 2012

_____________________________________

The following is to be included under the relevant headings throughout the Prospectus.

Management of the Fund:

Sub-Adviser(s)	Portfolio Manager	Title and Length of Service
V2 Capital, LLC	Brett Novosel, (CFA)	Portfolio Manager of the Fund since November 2013.
	Victor Viner	Portfolio Manager of the Fund since November 2013.
	Michael Holleb, (CPA)	Portfolio Manager of the Fund since November 2013.

Contravisory Investment Management, Inc.	William M. Noonan	Portfolio Manager of the Fund since November 2013.
	Philip A. Noonan	Portfolio Manager of the Fund since November 2013.
	David Canal, (CMT)	Portfolio Manager of the Fund since November 2013.

MANAGEMENT

Investment Sub-Advisers:

V2 Capital, LLC (“V2”), is an SEC registered investment advisory firm located at 2700 Patriot Blvd, Suite 140, Glenview, IL 60026.  Subject to the authority of the Board of Trustees and oversight by the Adviser, the sub-adviser is responsible for management of a portion of the Funds hedged equity investment portfolio according to the Fund's investment objective, policies and restrictions.  V2 was founded in 2004 and currently has approximately $277 million in assets under management as a firm, $40.3 million of which is in this strategy (as of 10/31/2013).

Contravisory Investment Management, Inc. (“CIM”), is an SEC registered investment advisory firm located at 120 Longwater Drive, Suite 100, Norwell, MA 02061.  Subject to the authority of the Board of Trustees and oversight by the Adviser, the sub-adviser is responsible for management of a portion of the Funds hedged equity investment portfolio according to the Fund's investment objective, policies and restrictions. CIM was founded in 1972 and currently has approximately $650 million in assets under management as a firm, $64.4 million of which is in this strategy (as of 10/31/2013).

Portfolio Managers:

Sub-Adviser(s)	Portfolio Manager	Experience over the last 5 years
V2 Capital, LLC	Brett Novosel, (CFA)

Portfolio Manager of the Fund since November 2013; portfolio manager for V2 Capital since 2004; He also manages V2’s research group and is a member of V2’s investment committee. Prior to joining V2 in 2004, Mr. Novosel specialized in equity derivatives at Bear Stearns & Co. Inc. and later worked with Nuveen Investments. He also held consulting positions with Andersen Consulting (now Accenture).

Victor Viner

Portfolio Manager of the Fund since November 2013; portfolio manager for V2 Capital since 2004 and products and also serves as the chair of V2 Capital's investment committee. Prior to founding V2 Capital, Mr. Viner co-founded and was President and CIO of Volaris Advisors, a multibillion dollar asset management firm that specialized in volatility management and equity derivatives trading. Volaris was acquired by Credit Suisse Group in 2003, and then he became a Managing Director at Credit Suisse. Mr. Viner held that position until he left in 2004 to start V2 Capital. Before co-founding Volaris, he was one of the senior members of UBS’s Global Executive Group, responsible for overseeing and developing yield enhancement and risk management solutions for the bank’s top private clients. Mr. Viner began his career at the Chicago Board of Options Exchange (CBOE) as an independent market maker and institutional trader.

Michael Holleb, (CPA)

Portfolio Manager of the Fund since November 2013; portfolio manager for V2 Capital since 2004; Prior to joining V2 Capital in 2004, Mr. Holleb was a Manager with Michael J. Liccar & Co., a CPA firm specializing in Hedge Fund accounting and administration. He also worked with several large institutional brokerage firms, including Prudential Financial, where he specialized in Managed Derivative Portfolios. Mr. Holleb previously managed a team responsible for the trading and operations of hedge funds and mutual funds as well as serving as the compliance officer for a forex and futures broker.

Contravisory Investment Management, Inc.	William M. Noonan	Portfolio Manager of the Fund since November 2013; President and CEO of Contravisory, since 2006.
	Phillip A. Noonan	Portfolio Manager of the Fund since November 2013; Chief Operating Officer of Contravisory since 2006.
	David Canal, (CMT)	Portfolio Manager of the Fund since November 2013; Senior Vice President Contravisory since 2008; Research Analyst Contravisory from March 2000 to 2008.

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This Supplement, dated November 27, 2013, and the Prospectus dated December 17, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus has been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-233-8300.

Persimmon Long/Short Fund

Class A Shares: LSEAX

Class I Shares: LSEIX

a series of Northern Lights Fund Trust III

Supplement dated November 27, 2013
to the Statement of Additional Information dated December 17, 2012

_____________________________________

PORTFOLIO MANAGERS

Sub-Adviser(s)
V2 Capital, LLC	Brett Novosel, (CFA)
Victor Viner
Michael Holleb, (CPA)

Contravisory Investment Management, Inc.	Dave Sherry (CFA)
Jack Andrews

As of November 2013, they were responsible for the portfolio management of the following types of accounts in addition to the Fund:

Sub-Adviser Portfolio Managers:

V2 Capital, LLC
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Brett Novosel	2	$6,800,000	1	$33,500,000	1	$236,000,000
Victor Viner	2	$6,800,000	1	$33,500,000	1	$236,000,000
Michael Holleb	2	$6,800,000	1	$33,500,000	1	$236,000,000
Of the accounts above, the following are subject to performance-based fees.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets

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Brett Novosel	None	$0	1	$33,500,000	None	$0
Victor Viner	None	$0	1	$33,500,000	None	$0
Michael Holleb	None	$0	1	$33,500,000	None	$0
Contravisory Investment Management, Inc.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William m. Noonan	1	$10,400,000	2	$69,400,000	599	$613,000,000
Phillip A. Noonan	1	$10,400,000	2	$69,400,000	599	$613,000,000
David M. Canal	1	$10,400,000	2	$69,400,000	599	$613,000,000
Of the accounts above, the following are subject to performance-based fees.
	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William m. Noonan	None	$0	2	$69,400,000	None	$0
Phillip A. Noonan	None	$0	2	$69,400,000	None	$0
David M. Canal	None	$0	2	$69,400,000	None	$0

Compensation. V2 will be paid 1.0% of average net assets per annum, described further in the Sub-Advisory Agreement. Contravisory will be paid 0.75% of average net assets per annum, described further in the Sub-Advisory Agreement.

V2 Capital, LLC

Messrs. Novosel, Viner and Holleb are paid a fixed base salary and a bonus.  The bonus is based upon the quality of investment analysis and the management of the funds for which they serve as portfolio manager.  Portfolio managers who oversee accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest.  At times, the Sub-Adviser and affiliates manage accounts with incentive fees.

Contravisory Investment Management, Inc.

Messrs. Noonan, Noonan and Canal are paid a fixed base salary and a bonus.  The bonus is based upon the quality of investment analysis and the management of the funds for which they serve as portfolio manager.  Portfolio managers who oversee

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accounts with significantly different fee structures are generally compensated by discretionary bonus rather than a set formula to help reduce potential conflicts of interest.  At times, the Sub-Adviser and affiliates manage accounts with incentive fees.

_________________________

This Supplement, dated November 27, 2013, and the Statement of Additional Information dated December 17, 2012, provide relevant information for all shareholders and should be retained for future reference.  The Statement of Additional Information has been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-233-8300.

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